Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (56,218)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	117,681
Fair Value / Carrying Amount of (Liability)	$ 794
Weighted- Average Remaining Term (Years)	5 years
Fixed Interest Rate	1.40%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 118,750
Fair Value / Carrying Amount of (Liability)	$ (19,306)
Weighted- Average Remaining Term (Years)	9 years 3 months 18 days
Fixed Interest Rate	5.20%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 21,423
Fair Value / Carrying Amount of (Liability)	$ (245)
Weighted- Average Remaining Term (Years)	1 year 9 months 18 days
Fixed Interest Rate	2.80%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 321,974
Fair Value / Carrying Amount of (Liability)	$ (21,915)
Weighted- Average Remaining Term (Years)	1 year 3 months 18 days
Fixed Interest Rate	3.40%
U.S. Dollar-denominated interest rate swaps 6 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 175,331
Fair Value / Carrying Amount of (Liability)	$ (6,502)
Weighted- Average Remaining Term (Years)	7 years 2 months 12 days
Fixed Interest Rate	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 75,352
Fair Value / Carrying Amount of (Liability)	$ (9,044)
Weighted- Average Remaining Term (Years)	3 years 10 months 24 days
Fixed Interest Rate	3.80%